Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 220	$ 222
Restricted cash (note 32)	34	51
Inventory (note 14)	453	467
Derivative instruments (notes 15 and 16)	73	54
Regulatory assets (note 7)	165	121
Receivables and other current assets (note 18)	1,233	1,486
Assets held for sale (note 4)	0	85
Total current assets	2,178	2,486
Property, plant and equipment, net of accumulated depreciation and amortization of $8,714 and $8,317 respectively (note 20)	19,535	18,167
Other assets
Deferred income taxes (note 10)	209	186
Derivative instruments (notes 15 and 16)	25	33
Regulatory assets (note 7)	1,419	1,431
Net investment in direct financing lease (note 19)	475	473
Goodwill (note 22)	5,720	5,835
Other long term assets	327	300
Assets held for sale (note 4)	0	1,619
Total other assets	9,521	11,189
Total assets	31,234	31,842
Current liabilities
Short-term debt (note 23)	1,625	1,537
Current portion of long-term debt (note 25)	1,382	501
Accounts payable	1,148	1,118
Derivative instruments (notes 15 and 16)	251	268
Regulatory liabilities (note 7)	129	295
Other current liabilities (note 24)	340	333
Liabilities associated with assets held for sale (note 4)	0	114
Total current liabilities	4,875	4,166
Long-term liabilities
Long-term debt (note 25)	12,339	13,679
Deferred income taxes (note 9)	1,629	1,285
Derivative instruments (notes 15 and 16)	87	102
Regulatory liabilities (note 7)	1,832	1,886
Pension and post-retirement liabilities (note 21)	453	460
Long-term liabilities associated with assets held for sale (note 4)	0	899
Total long-term liabilities	17,121	19,075
Equity
Common stock (note 11)	6,705	6,216
Cumulative preferred stock (note 28)	1,004	1,004
Contributed surplus	79	78
Accumulated other comprehensive income (loss) (note 13)	(79)	95
Retained earnings	1,495	1,173
Total Emera Incorporated equity	9,204	8,566
Non-controlling interest in subsidiaries (note 29)	34	35
Total equity	9,238	8,601
Total liabilities and equity	31,234	31,842
Commitments and contingencies (note 27)